Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Components of Long-Term Debt

	September 30, 2020	December 31, 2019
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due in 2022	125,000	212,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030	895,382	1,114,707
Norwegian Krone-denominated Bonds due from 2021 to 2025	326,820	347,163
Euro-denominated Term Loans due in 2023 and 2024	157,156	165,376
Other U.S. Dollar-denominated Loans	—	3,300
Total principal	1,504,358	1,842,546
Unamortized discount and debt issuance costs	(10,729)	(11,150)
Total debt	1,493,629	1,831,396
Less current portion	(291,720)	(393,065)
Long-term debt	1,201,909	1,438,331